LiveWell Variable Annuity
issued by: Midland National® Life Insurance Company
through the Midland National Life Separate Account C

Supplement dated June 18, 2024 to the Prospectus, the Initial Summary Prospectus, and the Updating Summary Prospectus, each dated May 1, 2024

This Supplement describes important changes that are being made to the investment options available under your Contract. Please read this Supplement carefully and retain it with your Prospectus or Summary Prospectus for future reference.

Portfolio Re-Opening
Effective August 1, 2024, the Fidelity® VIP Value Strategies Service 2 Portfolio, which was closed to new investment allocations, will resume accepting new investment allocations.

The following information about the Fidelity® VIP Value Strategies Service 2 Portfolio is hereby added to the appendix to the Initial Summary Prospectus:

Type	Portfolio and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/23)
			1-Year Return	5-Year Return	10-Year Return
Growth	Fidelity® VIP Value Strategies Service 2 Fidelity Investments	0.85%	20.61%	16.63%	9.10%

Additional Investment Options
Effective August 1, 2024, the following new investment options will be available under the Contract:

Type	Portfolio and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/23)
			1-Year Return	5-Year Return	10-Year Return
Large Growth	Janus Henderson VIT Forty Svc Janus Henderson	0.80%	39.65%	16.64%	13.45%
Mid-Cap Growth	LVIP American Century Cap Apprec Svc[1] Lincoln Financial	0.94%	20.55%	13.09%	9.19%
World Stock	PIMCO VIT StocksPLUS® Global Port Adv[1] PIMCO	0.91%	22.84%	11.41%	6.43%
Large Blend	Putnam VT Core Equity IB Franklin Templeton Investments	0.95%	28.08%	16.90%	11.95%
Emerging Markets	Putnam VT Emerging Markets Equity Fd IB1 Franklin Templeton Investments	1.34%	11.39%	4.35%	1.87%
Foreign Large Blend	Putnam VT Focused Intl Eq IB1 Franklin Templeton Investments	1.07%	19.25%	8.88%	5.66%
Asset Allocation	Putnam VT George Putnam Balanced IB Franklin Templeton Investments	0.92%	19.90%	10.43%	8.03%
Asset Allocation	Putnam VT Global Asset Allocation IB1 Franklin Templeton Investments	1.11%	17.48%	8.14%	6.35%
Health	Putnam VT Global Health Care IB Franklin Templeton Investments	1.01%	9.13%	13.48%	10.15%
High Yield Bond	Putnam VT High Yield IB Franklin Templeton Investments	1.00%	12.13%	4.60%	3.62%
Foreign Large Blend	Putnam VT International Equity IB Franklin Templeton Investments	1.10%	18.51%	9.05%	3.70%
Foreign Large Value	Putnam VT International Value IB Franklin Templeton Investments	1.13%	18.68%	9.70%	3.88%
Large Growth	Putnam VT Large Cap Growth IB Franklin Templeton Investments	0.90%	44.47%	18.49%	14.40%

Large Value	Putnam VT Large Cap Value IB Franklin Templeton Investments	0.82%	15.67%	14.50%	10.26%
Large Blend	Putnam VT Research IB Franklin Templeton Investments	0.99%	28.86%	16.15%	11.95%
Small Company	Putnam VT Small Cap Growth IB Franklin Templeton Investments	1.14%	23.14%	15.44%	8.10%
Small Company	Putnam VT Small Cap Value IB Franklin Templeton Investments	1.03%	23.75%	14.17%	7.81%

1 This Investment Option is subject to an expense reimbursement and/or fee waiver arrangement resulting in a temporary expense reduction, which is reflected in the table. See the Investment Option’s prospectus for additional information.

Corresponding changes are hereby made throughout the Prospectus, Initial Summary Prospectus, and Updating Summary Prospectus.
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If you have any questions, please call the Customer Service Center toll-free at 1-866-747-3421, or write the Customer Service Center at: Midland National Life Insurance Company, PO Box 9261 Des Moines, IA 50306-9261.

More information about the Portfolios is available in the prospectuses for the Portfolios, which may be amended from time to time and can be found online at www.srslivewell.com/prospectus. You can also request this information at no cost by calling 1-866-747-3421 or by sending an email request to SecuritiesPI@sfgmembers.com.
Please retain this supplement for future reference.